S000030388 [Member] Investment Strategy - Ashmore Emerging Markets Local Currency Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries (as defined below) that are denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries (as defined below). For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by an emerging market government and issuers otherwise represented in the J.P. Morgan Government Bond Index - Emerging Markets Global Diversified or a similar index as determined by the Investment Manager. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low‑income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index—Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund’s investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any currency, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, firm commitment, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limit in debt securities that are rated below investment grade quality or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”). Ordinarily, at least 70% of the securities held by the Fund will be rated by at least one internationally recognized rating agency or issued by a Sovereign or Quasi-Sovereign issuer that itself is rated.
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 7 years.
The Fund is a “non‑diversified” fund, which means that it may invest a relatively large portion of its assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.”
Although the Fund may gain most of its investment exposure to bonds and other debt instruments by investing directly in them, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to bonds and other debt instruments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including relating to currencies, and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non‑U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to the non‑U.S. currency that exceeds 30% of the Fund’s net assets.
In managing the Fund, the Investment Manager’s fixed income and asset allocation investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top‑down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international), combined with an analytically-driven, bottom‑up approach to making purchase and sale decisions. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments denominated in the local currencies of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.